Provisions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	$ 20,386	$ 30,407	$ 21,797
Provisions made during year	25,602	24,925
Warranty expenditure	25,248	11,318
Downward warranty adjustments	10,897	4,895
Payment of contingent consideration liability		100
Restructuring provision
Disclosure of other provisions [line items]
Provisions	5,890	8,053	422
Provisions made during year	18,844	14,706
Warranty expenditure	20,820	6,849
Downward warranty adjustments	727	0
Warranty provision
Disclosure of other provisions [line items]
Provisions	13,567	12,894	14,997
Provisions made during year	6,758	6,364
New additions to provision	4,427	6,304
Upward warranty adjustments	2,331	60
Warranty expenditure	4,428	4,369
Downward warranty adjustments	1,620	4,182
Onerous contracts
Disclosure of other provisions [line items]
Provisions	929	9,460	$ 6,300
Provisions made during year	0	3,855
Warranty expenditure	0	0
Downward warranty adjustments	$ 8,550	$ 713